Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Oct. 31, 2019	Oct. 31, 2018 [1]	Oct. 31, 2019	Oct. 31, 2018	[2]
Statement of comprehensive income [abstract]
Revenue	£ 124	£ 675	£ 499	£ 42,507
Other operating income	3,772	2,825	12,778	8,979
Operating expenses
Research and development	(7,224)	(8,195)	(24,713)	(29,640)
General and administration	(4,367)	(4,654)	(7,226)	(9,309)
Impairment of goodwill and intangible assets			0	(3,986)	[3]
Total operating expenses	(11,591)	(12,849)	(31,939)	(42,935)
Operating (loss) / profit	(7,695)	(9,349)	(18,662)	8,551	[1]
Finance income	1	0	3	2,786
Finance costs	(63)	(60)	(186)	(410)
(Loss) / profit before income tax	(7,757)	(9,409)	(18,845)	10,927	[3]
Income tax	727	1,275	2,631	1,730
(Loss) / profit for the period	(7,030)	(8,134)	(16,214)	12,657	[4]
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(16)	6	5	25
Total comprehensive (loss) / profit for the period	£ (7,046)	£ (8,128)	£ (16,209)	£ 12,682	[4]
Basic and diluted (loss) / earnings per ordinary share from operations (in GBP per share)	£ (0.04)	£ (0.10)	£ (0.10)	£ 0.16

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[4]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’